Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 403,754	$ 272,296	$ 186,967
General and Administrative Expense [Member]
Amortization expense		$ 85,329	206,936
GlyEco Acquisition Corp. #4 [Member]
Impairment to intangible assets			$ 3,100,000